Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares
The following table shows the calculation of both the basic and diluted number of weighted average outstanding shares for the years ended December 31, 2023, 2024 and 2025:

	December 31, 2023	December 31, 2024	December 31, 2025
	(in thousands, except share data)
Basic and diluted income attributable to stockholders of Navigator Holdings Ltd.	$82,255	$85,571	$100,122
Basic weighted average number of shares	74,096,284	71,149,671	67,333,263
Effect of dilutive potential share options	511,165	688,363	703,510
Diluted weighted average number of shares	74,607,449	71,838,034	68,036,773

Earnings per share attributable to stockholders of Navigator Holdings Ltd.:
Basic earnings per share	$1.11	$1.20	$1.49
Diluted earnings per share	$1.10	$1.19	$1.47